Summary of Significant Accounting Policies - Exclusive Business Cooperation Agreements and Loan Agreements (Details)	12 Months Ended
Dec. 31, 2018
Loan Agreements
Exclusive Business Cooperation Agreements and Loan Agreements
Term of the loans	10 years
Renewal period of loans	3 years
Renewed period of loans	3 years
Chu Le of WFOE | Exclusive Business Cooperation Agreements
Exclusive Business Cooperation Agreements and Loan Agreements
Notice period for termination of agreement	30 days